Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

There have been no significant changes to the accounting policies during the nine months period ended September 30, 2025, as compared to the significant accounting policies described in Note 3 of the Notes to the financial statements in the Terra Innovatum, Srl’s audited financial statements and Note 3 of the Notes to the financial statements in Terra Innovatum Global, Srl’s audited financial statements both included in the Terra Innovatum Global S.R.L. Form S-4 Amendment No. 5 filed September 11, 2025 except for the accounting policies listed below.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Presentation

In the opinion of the Company, the accompanying consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in quotaholders’ deficit and cash flows. The consolidated financial statements include the financial statements of Terra Innovatum Global, Srl., Terra Innovatum, Srl. and GSR III Cayman Merger Sub. All intercompany balances and transactions have been eliminated. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. The balance sheet as of December 31, 2024, was derived from the Terra Innovatum, Srl. audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The accompanying unaudited consolidated financial statements and related financial information should be read in conjunction with the Terra Innovatum, Srl. audited financial statements and the related notes thereto for the fiscal year ended December 31, 2024, and the Terra Innovatum Global, Srl. audited financial statements and the related notes thereto as of April 29, 2025 and for the period from April 29, 2025 (inception) and ended April 29, 2025, which provide a more complete discussion of the Company’s accounting policies and certain other information. The interim results for the nine months ended September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or for any future periods.

Beginning with the financial statements and data for the three and nine months ended September 30, 2025, the Company has elected to present all dollar amounts rounded to the nearest thousand dollars, unless otherwise indicated. In prior periods, financial information was presented in whole dollars. This change has been made to enhance the readability and consistency of financial disclosures. As a result, certain prior period amounts may not be directly comparable due to rounding differences.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, useful lives and recoverability of long-lived assets including equipment, equity-based compensation and contingencies, are reasonable, based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as amounts reported on the statements of operations during the periods presented. Actual results could differ from those estimates.

Fixed Assets

The Company’s fixed assets are comprised of computer equipment. Computer equipment is stated at cost, net of accumulated depreciation. The Company capitalizes purchases of computer equipment that exceed its capitalization threshold and have a useful life of greater than one year. Depreciation is computed using the straight-line method over the estimated useful life of the asset. For computer equipment, the Company has determined a useful life of 6 years. Depreciation expense is recognized beginning in the month the asset is placed into service. Maintenance and repairs are expensed as incurred, while improvements that extend the useful life or enhance the functionality of the equipment are capitalized. Upon retirement or disposal of assets, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the period of disposal.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Note 3. Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value, because of the short maturity of these instruments. The Company had $68,934 and $1,677 in cash as of December 31, 2024 and 2023, respectively. The Company had no cash equivalents as of December 31, 2024 and 2023.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, equity-based compensation and contingencies are reasonable, based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as amounts reported on the statements of operations during the years presented. Actual results could differ from those estimates.

Foreign Currency Translation

The Company’s reporting currency is the United States Dollar (“US$”), while its functional currency is the Euro (“€”), which it uses for conducting business and maintaining its books and records. The accompanying financial statements are presented in US$.

In accordance with ASC 830-30, Translation of Financial Statements, the Company translates assets and liabilities from its functional currency into US$ using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rate for the reporting period. Translation gains and losses are recorded as a separate component of accumulated other comprehensive income (AOCI) within the statements of changes in quotaholders’ deficit.

Cash flows are translated at average exchange rates for the reporting period. As a result, the amounts presented in the statements of cash flows may not directly reconcile with the corresponding changes in balances reported on the balance sheets.

Comprehensive Income (Loss)

ASC 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income or loss, its components and accumulated balances. Comprehensive income or loss as defined includes all changes in equity during a period from non-owner sources. Accumulated comprehensive income (loss), as presented in the accompanying statements of changes in quotaholders’ deficit, consists of changes in unrealized gains and losses on foreign currency translation.

Net loss per share

The Company is a limited liability company (Srl.) under Italian law and does not issue traditional shares. Instead, ownership is divided into quotas (similar to membership interests in a limited liability company in the United States), which represent percentage ownership in the Company and not actual shares. Historical earnings per quota has not been included in these financial statements as the Company determined that representing net loss per quota is not a meaningful or material disclosure due to the Company’s current capital structure.

Fair Value Measurement

The Company measures certain financial assets and liabilities at fair value in accordance with ASC 820. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of hierarchy are described below:

Level 1 —	Quoted prices in active markets for identical instruments.

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, prepaids, accrued expenses, due from related parties, and note payable — related party. The recorded carrying amounts of these accounts approximate their fair value due to their short-term nature.

Other Income — Related Party

Other income — related party consists of engineering consulting services provided to related parties that are unrelated to the Company’s core business. This income is recognized as the related performance obligations are satisfied. Refer to Note 4. Related Party Transactions for further details.

Segments

ASC Topic 280, Segment Reporting, establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

For the years ended December 31, 2024 and 2023, the Company was managed as a single operating segment in accordance with the provisions in the Financial Accounting Standards Board (“FASB”) guidance on segment reporting, which establishes standards for, and requires disclosure of, certain financial information related to reportable operating segments and geographic regions. Furthermore, the Company determined that a committee comprised of our Chief Executive Office (“CEO”) and founding officers is the Chief Operating Decision Maker as this committee is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions and managing the organization as a whole.

Development Costs

The Company expenses development costs as incurred. Development costs consist primarily of personnel costs, including salaries and benefits. The Company incurred $74,736 and $41,344 development costs for the years ended December 31, 2024 and 2023, respectively.

Commitments and Contingencies

The Company may at times be involved in litigation in the ordinary course of business. The Company will, from time to time, when appropriate in management’s estimation, record adequate reserves in the Company’s financial statements for pending litigation. Currently there are no pending or threatened litigation matters that management believes require accrual or disclosure. Refer to Note 5 for commitments or contractual obligations.

Income Taxes

The Company is domiciled in Italy and is subject to taxation under Italian tax laws. It is not domiciled in the United States and, as such, is not subject to U.S. federal or state income taxes.

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Valuation allowances are provided if based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Management believes that it is more likely than not that all deferred tax assets will not be realized.

The Company recognizes liabilities for potential tax payments to various tax authorities related to uncertain tax positions. The liabilities are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filing is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. Potential interest and penalties associated with such uncertain tax positions, if any, are recorded as components of income tax expense.

The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available as of the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, the Company does not recognize a tax benefit in the financial statements.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. In December 2023, the FASB issued this ASU, which requires public companies, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company early adopted this update effective December 31, 2024, presenting our income tax disclosures as shown in Note 11.

ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. In November 2023, the FASB issued this ASU to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this update effective December 31, 2024, on a retrospective basis. Refer to Note 10 for the disclosures related to our single operating segment.